Suppliers (Details 1 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Suppliers
Reverse factoring	[1]	R$ 263,948	R$ 155,469
Weighted average discount rates per month of assignment operations carried out by suppliers with financial institutions for reverse factoring transaction		1.05%	1.27%
Maximum maturity period of reverse factoring		360 days

[1]	As of December 31, 2023, the balance of reverse factoring was R$ 263,948 (R$ 155,469 as of December 31, 2022), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.05% per month (as of December 31, 2022, the weighted average was 1.27% per month) and a maximum payment term of 360 days. The balance is initially recognized net of the present value adjustment, which is subsequently recognized as a financial expense.